Convertible Preferred Stock (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Conversion of promissory notes, price per share		$ 2.69783
Series B
Issuance of shares, price per share		$ 2.69783
Issuance cost		$ 236
Series C
Issuance of shares, price per share	$ 3.7917
Issuance cost	$ 46